Share-Based Payments - Summary of DSU and RSUs Activity (Details)	12 Months Ended
	Mar. 31, 2024 shares	Mar. 31, 2023 shares	Mar. 31, 2022 shares	Jun. 14, 2021 shares
DSU
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of other equity instruments outstanding in share-based payment arrangement	1,178,080	666,974	439,521
Number of other equity instruments granted in share-based payment arrangement (in shares)	280,100
Settled (in shares)	(73,682)	0
DSU | Long Term Incentive Plan
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of other equity instruments granted in share-based payment arrangement (in shares)	280,100	227,453
DSU | Share Unit Plan, SUP
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Performance Share Units	304,688
Performance Share Unit (PSU)
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Performance Share Units	1,349,752	528,120		528,120